Intangible assets and goodwill	3 Months Ended
Mar. 31, 2025
Intangible Assets Including Goodwill [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Changes in the net book value of intangible assets as of March 31, 2025, and March 31, 2024, are as follows (in thousands):

	March 31, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470
Acquisition	—	—	—	—	—	—	—
Amortization	—	(1)	(553)	(174)	—	(26)	(754)
Translation differences	596	—	230	235	—	13	1,074
Ending balance	$396,400	$35,008	$5,874	$6,133	$—	$375	$443,790

	March 31, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	—	—	—	—	—	—
Amortization	—	—	(570)	(179)	—	(29)	(778)
Translation differences	(353)	—	(194)	(157)	—	(457)	(1,161)
Ending balance	$396,351	$35,000	$8,121	$6,826	$—	$38	$446,336